UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21153

        Nuveen Maryland Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.2% (1.5% of Total Investments)
$ 220	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	B–	$219,118
	5.350%, 4/01/08
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,075,290
	9/01/39 – XLCA Insured
380	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	400,987
	5.875%, 9/01/39

1,600	Total Consumer Discretionary			1,695,395

	Consumer Staples – 3.5% (2.4% of Total Investments)
2,695	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	2,767,280
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 15.3% (10.3% of Total Investments)
225	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	236,599
	Series 2002, 5.125%, 9/01/22
625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	657,456
	Series 2006, 5.625%, 9/01/38
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB–	104,235
100	5.800%, 9/01/30	3/10 at 101.00	BBB–	104,165
690	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	726,536
	Series 2004, 5.250%, 4/01/34
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	647,375
	Series 2004, 5.125%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/12 at 100.00	AA	1,032,850
	University, Series 2002A, 5.000%, 7/01/32
525	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	560,186
	High School, Series 2005A, 6.000%, 5/01/35
710	Montgomery County Revenue Authority, Maryland Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	760,566
	CenterProject, Series 2005A, 5.000%, 5/01/18
1,000	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	1,047,950
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/32 – FGIC Insured
985	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B, 4.625%,	4/11 at 100.00	AA	1,006,168
	4/01/21
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2002A, 5.125%,	4/12 at 100.00	AA	2,118,700
	4/01/22
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,070,060
1,000	5.000%, 4/01/19	4/13 at 100.00	AA	1,064,190
800	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA	861,344
	10/01/22

11,385	Total Education and Civic Organizations			11,998,380

	Health Care – 17.8% (11.9% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/08 at 101.00	AAA	1,030,550
	Medical Center, Series 1998, 5.125%, 7/01/33 – FSA Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	822,221
	Hospital, Series 2004, 5.500%, 7/01/36
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,323,213
	General Hospital, Series 2002, 5.800%, 7/01/32
870	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	894,925
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	719,110
	Hospital, Series 2002, 5.125%, 7/01/35
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	815,936
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/11 at 100.00	AA–	1,034,420
	Hospital, Series 2001, 5.000%, 5/15/21
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,043,550
	Institute, Series 2003, 5.500%, 7/01/33
725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	752,405
	System, Series 2004A, 5.125%, 7/01/34
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	952,767
	Series 2004, 5.375%, 8/15/24
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	A–	676,111
	Center, Series 2001, 5.625%, 7/01/31
1,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/12 at 100.00	A3	1,957,619
	Cecil County, Series 2002, 5.625%, 7/01/32
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds,	1/13 at 101.00	Baa2	832,118
	Adventist Healthcare, Series 2003A, 5.750%, 1/01/25
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
350	5.375%, 7/01/14	1/07 at 100.00	B3	319,662
900	5.300%, 7/01/24	1/07 at 100.00	B3	759,987

13,540	Total Health Care			13,934,594

	Housing/Multifamily – 14.6% (9.8% of Total Investments)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	7/12 at 100.00	Aa2	987,291
	7/01/32 (Alternative Minimum Tax)
1,250	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B1	1,229,738
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt
	University Village, Series 2001:
20	5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	A	21,392
150	6.000%, 7/01/33 – ACA Insured	7/11 at 101.00	A	160,640
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	499,097
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development
	Bonds, Series 2002B:
515	5.100%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	523,925
3,000	5.200%, 7/01/44 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	3,060,690
4,860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	11/12 at 100.00	AAA	4,960,796
	Bonds, Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22

11,250	Total Housing/Multifamily			11,443,569

	Housing/Single Family – 3.4% (2.3% of Total Investments)
600	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	610,974
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
1,200	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	1,220,544
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put 9/13/24)
	(Alternative Minimum Tax)
815	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	825,481
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (WI/DD, Settling
	9/14/06) (Alternative Minimum Tax)

2,615	Total Housing/Single Family			2,656,999

	Industrials – 1.3% (0.9% of Total Investments)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,014,400
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care – 0.5% (0.4% of Total Investments)
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	415,020
	2006A, 5.400%, 1/01/31

	Tax Obligation/General – 23.5% (15.7% of Total Investments)
1,000	Annapolis, Maryland, General Obligation Public Improvement Refunding Bonds, Series 2002,	4/12 at 101.00	AA	1,034,200
	4.375%, 4/01/17
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
845	5.000%, 3/01/21	3/16 at 100.00	AA+	911,586
650	5.000%, 3/01/21	3/16 at 100.00	AA+	701,220
1,000	Calvert County, Maryland, General Obligation Public Improvement Bonds, Series 2002, 4.500%,	1/12 at 101.00	AA	1,041,890
	1/01/16
380	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	414,861
1,260	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	1/12 at 101.00	AA	1,308,787
	2002, 4.400%, 1/15/16
500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006, 5.000%,	No Opt. Call	AA	555,655
	11/01/20
245	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	263,517
	Development Authority, Series 2001A, 5.600%, 7/01/20 – RAAI Insured
	Frederick, Maryland, General Obligation Bonds, Series 2005:
710	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	773,176
535	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	580,753
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AA	1,076,080
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,500	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,634,190
1,440	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,579,320
	2005A, 5.000%, 7/01/15
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AA+	1,069,710
	Series 2003A, 5.000%, 10/01/17
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AA+	1,068,250
	Series 2004C, 5.000%, 12/01/11
1,000	St. Mary’s County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA–	1,074,720
25	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/11 at 101.00	AAA	26,531
	General Obligation Construction Bonds, Second Series 2001, 5.000%, 6/01/17
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	1,082,430
	Sewerage Disposal Bonds, Series 2004, 5.000%, 6/01/13
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,091,910
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	1,091,910
	Water Supply Bonds, Series 2005, 5.000%, 6/01/16

17,090	Total Tax Obligation/General			18,380,696

	Tax Obligation/Limited – 32.9% (22.0% of Total Investments)
750	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%,	1/15 at 101.00	N/R	769,050
	7/01/34
1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	1,070,640
	Series 2003A, 5.000%, 5/01/15
600	Baltimore, Maryland, Project Revenue Bonds, Series 2006, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AAA	635,082
450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	475,038
	5.750%, 7/01/34
5,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	5,664,048
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,080,550
	5.000%, 5/01/13
2,200	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,268,068
	Headquarters Building, Series 2002, 4.750%, 6/01/22
450	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	482,072
	Parking Garage, Series 2002A, 5.000%, 9/15/13
2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne Avenue	9/12 at 100.00	AA+	3,163,167
	Parking Project, Series 2002A, 5.250%, 9/15/16
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center
	Facilities, Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,558,701
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,706,816
460	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	467,884
	2005, 5.200%, 7/01/34
575	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	582,693
	2005, 5.250%, 7/01/35
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
1,000	5.250%, 7/01/17	7/12 at 100.00	BBB	1,055,090
1,205	5.250%, 7/01/20	7/12 at 100.00	BBB	1,263,756
1,275	5.250%, 7/01/21	7/12 at 100.00	BBB	1,335,486
1,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,108,880
	5.125%, 6/01/24 – AMBAC Insured
235	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	BBB–	249,422
	5.500%, 8/01/29
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	804,174
	5.500%, 7/01/19 – MBIA Insured

23,920	Total Tax Obligation/Limited			25,740,617

	Transportation – 0.5% (0.3% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
190	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	AAA	204,843
175	5.000%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA	189,658

365	Total Transportation			394,501

	U.S. Guaranteed – 22.6% (15.1% of Total Investments) (4)
10	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvements,	5/09 at 101.00	AA+ (4)	10,460
	Series 1999, 5.000%, 5/15/19 (Pre-refunded 5/15/09)
100	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AAA	105,430
	7/01/17 (Pre-refunded 7/01/09)
	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,830	5.000%, 11/01/20 (Pre-refunded 11/01/12)	11/12 at 101.00	AA (4)	1,982,823
2,035	5.000%, 11/01/21 (Pre-refunded 11/01/12)	11/12 at 101.00	AA (4)	2,204,943
2,500	5.000%, 11/01/22 (Pre-refunded 11/01/12)	11/12 at 101.00	AA (4)	2,708,775
1,210	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/19	2/09 at 101.00	AAA	1,255,375
	(Pre-refunded 2/15/09)
280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R (4)	314,966
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)
285	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AAA	306,412
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
1,010	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	1,164,894
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
2,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	2/12 at 101.00	AAA	2,155,660
	2002A, 5.000%, 2/01/20 (Pre-refunded 2/01/12)
3,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,749,550
	5.500%, 10/01/40
700	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	Aaa	763,280
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
880	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	939,611
	(Pre-refunded 7/01/11) – FSA Insured

16,340	Total U.S. Guaranteed			17,662,179

	Utilities – 7.0% (4.7% of Total Investments)
1,250	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,263,712
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	4,251,245
	FSA Insured

5,275	Total Utilities			5,514,957

	Water and Sewer – 4.1% (2.7% of Total Investments)
2,570	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%,	7/12 at 100.00	AAA	2,699,862
	7/01/42 – FGIC Insured
430	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	471,701
	2005A, 5.000%, 9/01/15
3,000	Total Water and Sewer			3,171,563

$ 110,475	Total Investments (cost $113,865,197) – 149.2%			116,790,150

	Other Assets Less Liabilities – 0.6%			462,699

	Preferred Shares, at Liquidation Value – (49.8)%			(39,000,000)

	Net Assets Applicable to Common Shares – 100%			$78,252,849

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $113,956,580.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$3,161,353
Depreciation	(327,783)

Net unrealized appreciation (depreciation) of investments	$2,833,570

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.